J. & W. SELIGMAN & CO.
                                  INCORPORATED



                                                   February 5, 1997






Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Municipal Series Trust (the "Fund")
      File Nos.  2-92569 and 811-4250

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 29, 1997.

      Please do not hesitate to call me at (212)850-1426.

                                                   Very truly yours,

                                                   /s/ Maureen A. Coleman

                                                   Maureen A. Coleman
                                                   Assistant Vice President
                                                   Law & Regulation








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